Net finance costs (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Finance income:
Income from financial investments	R$ 8,207	R$ 7,406	R$ 4,321
Foreign-exchange gain	38,877	136,544	46,302
Gains on derivatives	24,451	25,655	18,585
Interest received	1,325	2,549	99
Monetary variation	2,374	117	314
Other finance income	11	725	195
Finance income	75,245	172,996	69,816
Finance costs:
Exchange variation loss	(47,052)	(131,970)	(49,237)
Loss on derivatives	(9,716)	(15,366)	(18,112)
Interest and charges on loans and leases	(83,541)	(73,837)	(29,729)
Monetary variation	(5,097)	(9,018)	(3,092)
Other finance costs	(6,020)	(16,451)	(3,878)
Finance costs	(151,426)	(246,642)	(104,048)
Net finance costs	R$ (76,181)	R$ (73,646)	R$ (34,232)